Accounts payable and other liabilities (Ageing analysis of accounts and notes payable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 14,683,707	¥ 15,496,475
Within 1 year [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	14,423,179	15,201,380
Between 1 to 2 years [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	143,514	196,082
Over 2 years [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 117,014	¥ 99,013